Dec-28-06 11:21am From-NEW YORK STOCK EXCHANGE +212 656 5893 T-904 P.002/002 F-696

clc
716643

Director
Securities Operations

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5026 | f 212.656.5893
pmadho@nyse.com

06065409

NYSE Group

CERTNYSE

1-12725

RECD S.E.C.
DEC 28 2006
1086

December 28, 2006

Mr. Brian Johnson
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Mr. Johnson:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, REGIS CORPORATION, Rights to purchase Series A Junior Participating Preferred Stock, Par Value $.05 per share and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on December 28, 2006.

Sincerely,

PROCESSED
JAN 03 2007
THOMSON
FINANCIAL